Other financial assets - Maturity (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other financial assets
Other financial assets	$ 2,232,775	$ 2,725,871
Up to 1 year
Other financial assets
Other financial assets	1,860,928	1,162,127
1 - 2 years
Other financial assets
Other financial assets	291,392	673,169
2 - 5 years
Other financial assets
Other financial assets	28,186	452,417
> 5 years
Other financial assets
Other financial assets	$ 52,269	$ 438,158